As filed with the Securities and Exchange Commission on July 23, 2010

1933 Act No. 333-165295

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF l933 ☒

Pre-Effective Amendment No.           ☐

Post-Effective Amendment No. 1      ☒

(Check appropriate box or boxes)

ABERDEEN FUNDS

(Exact Name of Registrant as Specified in Charter)

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

(Address of Principal Executive Office) (Zip Code)

(215) 405-2055

(Registrant’s Telephone Number, including Area Code)

Lucia Sitar, Esq.

c/o Aberdeen Asset Management Inc.

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

(Name and Address of Agent for Service)

Copy to:

Rose F. DiMartino, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019-6099

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Shares of Beneficial Interest, no par value.

An indefinite amount of Registrant’s securities have been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance on such Rule, no filing fee is paid at this time.

The Important Shareholder Information for Shareholders of the New Asia Growth Fund, the International Stock Fund, the Small Cap Fund and the High Grade Core Fixed Income Fund, each a series of Pacific Capital Funds, Notice of Special Meeting of Shareholders of the New Asia Growth Fund, the International Stock Fund, the Small Cap Fund and the High Grade Core Fixed Income Fund, Questions and Answers for Shareholders of the New Asia Growth Fund, the International Stock Fund, the Small Cap Fund and the High Grade Core Fixed Income Fund, the Combined Proxy Statement/Prospectus dated April 22, 2010, including Exhibits A, B, C and D, and the Statement of Additional Information dated April 22, 2010, relating to the acquisition by the Aberdeen Asia-Pacific (ex-Japan) Equity Institutional Fund, the Aberdeen International Equity Institutional Fund, the Aberdeen Small Cap Fund and the Aberdeen Core Income Fund, each a series of Aberdeen Funds (the “Registrant”) of the New Asia Growth Fund, the International Stock Fund, the Small Cap Fund and the High Grade Core Fixed Income Fund, respectively, are incorporated by reference to Registrant’s Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on April 16, 2010 (Accession No. 0001104659-10-020122).

PART C: OTHER INFORMATION

Item 15.                 Indemnification

(a) Article VII, Section 2 of the Registrant’s Agreement and Declaration of Trust (“Trust Declaration”) provides that the Registrant (the “Trust”), out of the Trust Property, shall indemnify and hold harmless each and every officer and trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or trustee’s performance of his or her duties as an officer or trustee of the Trust.  This limitation on liability applies to events occurring at the time a person serves as a trustee or officer of the Trust whether or not such person is a trustee or officer at the time of any proceeding in which liability is asserted.  Nothing in the Trust Declaration shall indemnify, hold harmless or protect any officer or trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office (such conduct referred to herein as “Disqualifying Conduct”).

For the purpose of this indemnification and limitation of liability, “Agent” means any person who is or was a trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or other agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise; “Proceeding” means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative.  To the fullest extent that limitations on the liability of Agents are permitted by the Delaware Statutory Trust Act, as amended, and other applicable law, the Agents shall not be responsible or liable in any event for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter of the Trust.  No amendment or repeal of Article VII of the Trust Declaration regarding indemnification shall adversely affect any right or protection of an Agent that exists at the time of such amendment or repeal.

(b) The Registrant’s Trust Declaration provides that to the fullest extent permitted by applicable law, the officers and Trustees shall be entitled and have the authority to purchase with Trust Property, insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which such Person becomes involved by virtue of such Person’s capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify such Person against such liability under the provisions of Article VII of the Trust Declaration.

(c) In addition, indemnification against certain liabilities of the Registrant’s trustees and officers and the Registrant’s sub-advisers, administrator, principal underwriter and custodian are provided in: (1) Section 7(b) of the Investment Advisory Agreement between the Registrant and Aberdeen Asset Management Inc. (“AAMI”) (2) Section 10(b) of the Sub-Advisory Agreements among the Registrant, AAMI and each of the following sub-advisers; (a) Credit Suisse Asset Management, LLC;  (b) Aberdeen Asset Management Asia Limited and (c) Aberdeen Asset Management Investment Services Limited; (3) Section 9(a) and (b) of the Underwriting Agreement between the Registrant and Aberdeen Fund Distributors, LLC; and (4) Section 10(b), (c), (d) and (e) of the Services Agreement between the Registrant and Citi Fund Services Ohio, Inc.  Generally, such indemnification does not apply to any liabilities by reason of willful misfeasance, bad faith or gross negligence and reckless disregard of duties.  These Agreements are incorporated herein by reference to Item 16.

Item 16.                 Exhibits

1.             Amended and Restated Agreement and Declaration of Trust of Registrant is incorporated by reference to Exhibit EX-99.a.1. of Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A filed on August 25, 2008 (Accession Number 0001386893-08-000050) (“Post-Effective Amendment No. 3”).

(i)        Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust of Registrant is incorporated by reference to Exhibit EX-99.a.1.a. of Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed on June 23, 2008 ( Accession Number 0001193125-08-138324) (“Post Effective Amendment No. 2”).

(ii)       Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Core Plus Income Fund is incorporated by reference to Exhibit EX-99.a.1.b. of Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A filed on November 6, 2008 (Accession Number 0001421877-08-000264) (“Post Effective Amendment No. 5”).

(iii)      Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Global Fixed Income Fund, Aberdeen Global Small Cap Fund, Aberdeen International Focus Fund, Aberdeen International Focus Portfolio and Aberdeen Asia Bond Fund is incorporated by reference to Exhibit EX-99.a.1.c. of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A filed on April 22, 2009 (Accession Number 0001104659-09-025445).

(iv)      Certificate of Establishment and Designation of Additional Series and Share Class of Aberdeen Funds establishing the Aberdeen Emerging Markets Institutional Fund is incorporated by reference to Exhibit EX-99.a.1.d. of Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A filed on July 20, 2009 (Accession Number 0001104659-09-043743) (“Post-Effective Amendment No. 14”).

(v)       Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Asia-Pacific (ex-Japan) Institutional Fund and Institutional Service Class for each of the Aberdeen International Equity Institutional Fund, Aberdeen Asia Bond Institutional Fund and Aberdeen Emerging Markets Institutional Fund is incorporated by reference to Exhibit EX-99.a.1.e. of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed on October 28, 2009 (Accession Number 0001135428-09-000523) (“Post-Effective Amendment No. 19”).

(b) Certificate of Trust of Registrant, as filed with the Office of the Secretary of State of the State of Delaware on September 27, 2007, is incorporated by reference to the Registrant’s initial Registration Statement on Form N-1A filed on October 12, 2007 (Accession Number 0001137439-07-000471).

2.             Amended and Restated By-Laws of Registrant are incorporated by reference to Pre-effective Amendment No. 1 to the Registrant’s initial Registration Statement on Form N-1A filed on January 18, 2008 (Accession Number 0001386893-08-000026).

3.             Not Applicable.

4.             Agreement and Plan of Reorganization is incorporated by reference to Exhibit A to the Proxy Statement/Prospectus contained in Registrant’s Registration Statement on Form N-14 filed on April 16, 2010 (Accession Number 0001104659-10-020122).

5.             (a) See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings,” of Registrant’s Amended and Restated Agreement and Declaration of Trust.

(b) See Article II, “Meetings of Shareholders,” of Registrant’s Amended and Restated By-Laws.

6.             (a) Investment Advisory Agreement between Registrant and AAMI is incorporated by reference to Exhibit EX-99.d.1. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(i)    Schedule A to the Investment Advisory Agreement between Registrant and AAMI is incorporated by reference to Exhibit EX-99.d.1.a. of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A filed on July 21, 2010 (Accession Number 0001104659-10-038877) (“Post-Effective Amendment No. 27”).

(b) Subadvisory Agreement between AAMI and Credit Suisse Asset Management, LLC is incorporated by reference to Exhibit No. EX-99.d.4. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(c) Subadvisory Agreement between AAMI and Aberdeen Asset Management Asia Limited is incorporated by reference to Exhibit No. EX-99.d.6. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(i)    Exhibit A to the Subadvisory Agreement between AAMI and Aberdeen Asset Management Asia Limited is incorporated by reference to Exhibit EX-99.d.3.a. of Post-Effective Amendment No. 27 filed on July 21, 2010.

(d) Subadvisory Agreement between AAMI and Aberdeen Asset Management Investment Services Limited is incorporated by reference to Exhibit No. EX-99.d.7. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(i)    Exhibit A to the Subadvisory Agreement between AAMI and Aberdeen Asset Management Investment Services Limited is incorporated by reference to Exhibit EX-99.d.4.a. of Post-Effective Amendment No. 27 filed on July 21, 2010.

7.             (a) Underwriting Agreement between Registrant and Aberdeen Fund Distributors, LLC is incorporated by reference to Exhibit No. EX-99.e.1. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(i)    Schedule A to the Underwriting Agreement between Registrant and Aberdeen Fund Distributors is incorporated by reference to Exhibit EX-99.e.1.a. of Post-Effective Amendment No. 19 filed on October 28, 2009.

(b) Form of Dealer Agreement is incorporated by reference to Exhibit No. EX-99.e.2. of Post-Effective Amendment No. 2 filed on June 23, 2008.

8.             Not Applicable.

9.             Master Custodian Agreement between Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit EX-99.g of Post-Effective Amendment No. 26 filed on July 12, 2010 (Accession Number 0001104659-10-037599) (“Post-Effective Amendment No. 26”).

10.           (a) Distribution Plan is incorporated by reference to Exhibit No. EX-99.m. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(b) Form of Distribution Plan is incorporated by reference to Exhibit EX-99.10.b. of Registrant’s N-14 filed on March 24, 2009.

(c) Rule 18f-3 Plan is incorporated by reference to Exhibit No. EX-99.n. of Post-Effective Amendment No. 5 filed on November 6, 2008.

11.           Opinion and Consent of Counsel that shares are validly issued, fully paid and non-assessable (Stradley Ronon Stevens & Young, LLP) is incorporated by reference to Exhibit No. EX-99.11 of Registrant’s N-14 filed on March 5, 2010.

12.           Opinions and Consents of Counsel with respect to certain tax consequences (Willkie Farr & Gallagher LLP) are filed herewith as Exhibit No. EX-99.12.

13.           (a) Fund Administration Agreement between Registrant and AAMI is incorporated by reference to Exhibit No. EX-99.h.1. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(i)    Exhibit B to the Fund Administration Agreement between Registrant and AAMI is incorporated by reference to Exhibit EX-99.h.1. of Post-Effective Amendment No. 26 filed on July 12, 2010.

(b) Services Agreement for transfer agent services only between Registrant and Citi Fund Services Ohio, Inc. is incorporated by reference to Exhibit No. EX-99.h.2. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(i)    Amendment to Services Agreement is incorporated by reference to Exhibit EX-99.h.2.a. of Post-Effective Amendment No. 2 filed on June 23,2008.

(1) Schedule A to the Services Agreement between Registrant and Citi Fund Services Ohio, Inc. is incorporated by reference to Exhibit EX-99.h.2.d.i. of Post-Effective Amendment No. 19 filed on October 28, 2009

(ii)   Compliance Services Amendment to Services Agreement and Sub-Administration Agreement is incorporated by reference to Exhibit EX-99.h.2.b. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(1)  Schedule D to the Compliance Services Amendment to Services Agreement and Sub-Administration Agreement is incorporated by reference to Exhibit EX-99.h.2.b.i. of Post-Effective Amendment No. 19 filed on October 28, 2009.

(iii)  Portal Services Amendment to Services Agreement is incorporated by reference to Exhibit EX-99.h.2.d. of Post-Effective Amendment No. 4 filed on September 2, 2008.

(c) Sub-Administration Agreement between AAMI and State Street Bank and Trust Company is incorporated by reference to Exhibit EX-99.h.3 of Post-Effective Amendment No. 26 filed on July 12, 2010.

(d) Administrative Services Plan is incorporated by reference to Exhibit EX-99.h.4. of Post-Effective Amendment No. 8 to the Registrant’s Registration

Statement on Form N-1A filed on February 6, 2009 (Accession Number 0001386893-09-000028) (“Post Effective Amendment No. 8”).

(i)    Form of Exhibit A to the Administrative Services Plan is incorporated by reference to Exhibit EX-99.13.d.i. of Registrant’s N-14 filed on March 24, 2009.

(e) Form of Servicing Agreement is incorporated by reference to Exhibit No. EX-99.h.5. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(i)    Form of Appendix A to the Servicing Agreement is incorporated by reference to Exhibit EX-99.13.e.i. of Registrant’s N-14 filed on March 24, 2009.

(f) Expense Limitation Agreement is incorporated by reference to Exhibit No. EX-99.h.6. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(i)    Exhibit A to the Expense Limitation Agreement is incorporated by reference to Exhibit EX-99.h.6.a. of Post-Effective Amendment No. 19 filed on October 28, 2009.

(g) Website Services Agreement between Registrant, AAMI and Citi Fund Services Ohio, Inc. is incorporated by reference to Exhibit No. EX-99.h.7. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(i)    Schedule D to the Website Services Agreement is incorporated by reference to Exhibit EX-99.h.7.a. of Post-Effective Amendment No. 19 filed on October 28, 2009.

14.           Consent of KPMG LLC is incorporated by reference to Exhibit No. EX-99.14 of Registrant’s Registration Statement on Form N-14 filed on April 16, 2010 (Accession Number 0001104659-10-020122).

15.           Not Applicable.

16.           (a) Powers of Attorney are incorporated by reference to Exhibit EX-99.16.a of Registrant’s N-14 filed on March 5, 2010.

(b) Certificate of Assistant Secretary is incorporated by reference to Exhibit EX-99.16.b of Registrant’s N-14 filed on March 5, 2010.

17.           (a)           Pacific Capital Funds Prospectus and Statement of Additional Information dated November 25, 2009, with respect to each of the Pacific Capital Funds (previously filed on EDGAR, Accession No. 0000950123-09-066344).

(b)           The audited financial statements and related report of the independent public accounting firm included in Pacific Capital Funds Annual Report to Shareholders for the fiscal year ended July 31, 2009, with respect to each of the Pacific Capital Funds (previously filed on EDGAR, Accession No. 0001193125-09-202499).

(c)           Aberdeen Funds Prospectus and Statement of Additional Information dated March 1, 2010, with respect to each of the Aberdeen Funds (previously filed on EDGAR, Accession No. 0001104659-10-010355).

(d)           The audited financial statements and related report of the independent public accounting firm included in Aberdeen Funds Annual Report to

Shareholders for the fiscal year ended October 31, 2009, with respect to each of the Aberdeen Funds (previously filed on EDGAR, Accession No. 0001193125-10-002843).

Item 17.                 Undertakings

1.     The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.     The undersigned Registrant agrees that every prospectus that is filed under paragraph 1 above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Philadelphia, and the Commonwealth of Pennsylvania on the 23rd day of July 2010.

Aberdeen Funds
Registrant

By:	/s/ Gary Marshall(1)
Gary Marshall
President of Aberdeen Funds

Pursuant to the requirements of the Securities Act, this registration statement has been signed by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Gary Marshall(1)	President and Chief Executive Officer	July 23, 2010
Gary Marshall

/s/ Andrea Melia(1)	Treasurer, Chief Financial Officer	July 23, 2010
Andrea Melia	And Principal Accounting Officer

/s/ P. Gerald Malone(1)	Chairman of the Board	July 23, 2010
P. Gerald Malone

/s/ Richard H. McCoy(1)	Trustee	July 23, 2010
Richard H. McCoy

/s/ Peter D. Sacks(1)	Trustee	July 23, 2010
Peter D. Sacks

/s/ John T. Sheehy(1)	Trustee	July 23, 2010
John T. Sheehy

/s/ Warren C. Smith(1)	Trustee	July 23, 2010
Warren C. Smith

/s/ Jack Solan(1)	Trustee	July 23, 2010
Jack Solan

/s/ Martin Gilbert(1)	Trustee	July 23, 2010
Martin Gilbert

By:	/s/ Lucia Sitar
Lucia Sitar
Attorney In Fact

(1)          Pursuant to a power of attorney incorporated herein by reference.

EXHIBIT LIST

EXHIBIT	EXHIBIT NO.

Opinions and Consents of Counsel with respect to certain tax consequences (Willkie Farr & Gallagher LLP)	EX-99.12